Consolidated Statements Of Operations And Comprehensive Income (Loss) - USD ($)		12 Months Ended
		Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Income Statement [Abstract]
Revenues		$ 6,536,184	$ 2,904,950	$ 4,563,731
Cost of revenues		(5,845,713)	(1,899,065)	(2,642,491)
Gross profit		690,471	1,005,885	1,921,240
Operating expenses:
General and administrative		2,477,412	2,751,313	1,819,531
Selling		4,478	1,716	648
Total operating expenses		2,481,890	2,753,029	1,820,179
Operating (loss) income		(1,791,419)	(1,747,144)	101,061
Other income (expense)
Government subsidies				569,928
Net investment gain		1,382,934	336,241	330,552
Interest income		843,346	921,228	911,875
Interest expense		(308,870)	(313,937)	(313,861)
Deregistration cost			(104,127)
Other income (expense), net		2,716	50,796	(5,029)
Total other income, net		1,920,126	890,201	1,493,465
Income (loss) before income taxes		128,707	(856,943)	1,594,526
Income tax (benefit) expense		(51,435)	39,747	546,885
Net income (loss)		180,142	(896,690)	1,047,641
Comprehensive (loss) income
Net income (loss)		180,142	(896,690)	1,047,641
Foreign currency translation gain (loss)		555,250	(365,976)	(330,116)
Comprehensive income (loss)		$ 735,392	$ (1,262,666)	$ 717,525
Earnings (loss) per ordinary share
Earnings (loss) per ordinary share, basic (in Dollars per share)	[1]	$ 0.02	$ (0.11)	$ 0.13
Earnings (loss) per ordinary share, diluted (in Dollars per share)	[1]	$ 0.02	$ (0.11)	$ 0.13
Weighted average number of ordinary shares outstanding
Weighted average number of ordinary shares outstanding, basic (in Shares)	[1]	8,614,147	8,440,232	8,293,309
Weighted average number of ordinary shares outstanding, diluted (in Shares)	[1]	8,614,147	8,440,232	8,293,309

[1]	The shares data are presented on a retroactive basis to reflect the 50 to 1 reverse share split applies to Class A ordinary shares (Note 14 and 20).